Debt - Undrawn Committed Facilities Maturity (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
Within one year	$ 0	$ 0
Between one and two years	0	0
More than two years	$ 5,079	$ 1,832